Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Tax rate	25.00%	19.00%	19.00%
Unused corporate income tax losses and interest carry-forward	$ 461.0	$ 307.0
Non-usable unused corporate income tax losses and interest carry-forward	458.0	297.0
Tax effect of deferred tax not recognized	$ 34.0	$ 24.9	$ 24.7
Effective tax rate	28.60%	88.00%	182.60%
Tax effect of impairment of goodwill	$ 71.1
Tax effect of permanent differences	19.2	$ 13.2	$ 14.7
Tax effect of prior-year effects	2.8	$ 1.9	$ 2.1
NL
Statement [Line Items]
Non-usable unused corporate income tax losses and interest carry-forward	413.0
DE
Statement [Line Items]
Non-usable unused corporate income tax losses and interest carry-forward	34.0
US
Statement [Line Items]
Non-usable unused corporate income tax losses and interest carry-forward	11.0
Tax effect of prior-year effects	$ 2.6